LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt	$ 1,783	$ 1,045
Less - current maturities (trade payables)	(315)	(658)
Long-term debt, excluding current maturities	1,468	387
U. S. Dollar [Member]
Debt Instrument [Line Items]
Long-term debt	$ 128	381
U. S. Dollar [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	3.50%
U. S. Dollar [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.00%
NIS - Fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,655	$ 664
NIS - Fixed interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.00%
NIS - Fixed interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	5.50%